Expenses for shipping activities - Narrative (Details) - Vessels - vessel	Mar. 31, 2022	Dec. 15, 2021
Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, number of boats redelivered		1
VLLC Navarin, Neptun, And Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, number of boats redelivered	3